Unaudited Interim Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,473)	$ (8,290)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	98	93
Increase (decrease) in other accounts receivable	400	(180)
Increase (decrease) in trade accounts payables	(35)	6
Increase (decrease) in other accounts payable	503	(77)
Share based compensation	3,107	462
Change in fair value of Financial Liabilities at fair value	(2,586)	5,549
Financial income	(27)
Financial expenses	51	107
Net cash used in operating activities	(1,962)	(2,330)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(55)	(41)
Deposits	(4,994)
Payment of deposit	42	(857)
Net cash provided investing activities	(5,007)	(898)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal paid on lease liabilities	(155)	(106)
Receipt of SAFE proceeds		4,112
Receipt convertible loan		3,484
Payment of convertible loan		(431)
Loan from the Israeli Innovation Authority		55
Net cash provided financing activities	(155)	7,114
Net increase in cash and cash equivalents	(7,124)	3,886
Cash and cash equivalents at the beginning of the period	23,749	496
Effects of exchange rate changes on cash and cash equivalents	(2,471)	(27)
Cash and cash equivalents at the end of the period	$ 14,154	$ 4,355